LEASES	6 Months Ended
Jun. 30, 2026
LEASES
LEASES

15.LEASES

The Group’s leases mainly related to building and the rights to use the land. The total expense related to short-term leases was insignificant for the six months ended June 30, 2025 and 2026, and sublease income of the Group which was recognized in revenues in the consolidated statements of comprehensive income was RMB76 and RMB75 for the six months ended June 30, 2025 and 2026, respectively.

A summary of supplemental information related to operating leases for the six months ended June 30, 2025 and 2026 is as follows:

	Six Months Ended June 30,
	2025		2026
Lease cost:
Operating fixed lease cost	1,990		1,957
Finance lease cost
— Amortization of ROU assets	48		57
— Interest on lease liabilities	65		66
Variable lease cost	114		134
Total lease cost	2,217		2,214

Other information:
Weighted average remaining lease term
Operating leases	14	years	13	years
Finance leases	26	years	25	years
Weighted average discount rate
Operating leases	5.68%		5.42%
Finance leases	4.30%		4.31%

As of June 30, 2026, the maturities of lease liabilities in accordance with ASC 842 in each of the next five years and thereafter are as follows:

	Total Operating	Total Finance
	Leases	Leases
Remainder of 2026	2,210	93
2027	3,625	188
2028	3,458	191
2029	3,292	193
2030	3,099	193
Thereafter	21,736	4,126

Total minimum lease payments	37,420	4,984

Less: amount representing interest	10,405	1,991

Present value of minimum lease payments	27,015	2,993

As of June 30, 2026, the Group has entered 11 lease contracts that the Group expects to account for as operating or finance leases, the future undiscounted lease payments for these non-cancellable lease contracts are RMB3,450, which is not reflected in the consolidated balance sheets.

Supplemental cash flow information related to leases for the six months ended June 30, 2025 and 2026 are as follows:

	Six Months Ended June 30,
	2025	2026
Cash paid for amounts included in the measurement of operating lease liabilities	2,108	1,991
Cash paid for amounts included in the measurement of finance lease liabilities	92	95
Non-cash right-of-use assets obtained in exchange for operating lease liabilities	406	1,086